Income Taxes - Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate [Abstract]
Income tax computed at PRC statutory tax rate	25.00%	25.00%
Effect of tax-preferential entities	(5.90%)	50.60%
Non-deductible expenses and others	(16.50%)	(54.50%)
Income tax expense	2.60%	21.10%